As filed with the Securities and Exchange Commission on March 3, 1999
                                                 SEC File No. 811-9105

                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D. C. 20549

                                FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Pre-Effective Amendment No. 1  (X)
                                   and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           Amendment No. 1   (X)

                            NEW WORLD FUND, INC.
           (Exact name of registrant as specified in charter)
          333 South Hope Street, Los Angeles, California 90071
           (Address of principal executive offices) (Zip Code)
   Registrant's Telephone Number, Including Area Code:  (213) 486-9200

                          Michael J. Downer, Esq.
          Senior Vice President - Fund Business Management Group
                  Capital Research and Management Company
                          333 South Hope Street
                      Los Angeles, California 90071

             Approximate date of proposed public offering:
                           April 19, 1999


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                  Proposed       Proposed
Title of                          Maximum        Maximum
Securities       Amount           Offering       Aggregate         Amount of
Being            Being            Price          Offering          Registration
Registered       Registered       Per Unit       Price             Fee

Shares of        Indefinite       N/A            Indefinite*       $500**
Common
Stock $0.01
par value per
share)

* An indefinite number of shares of common stock of the Registrant is being registered by this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940.

** The $500 fee was paid upon the initial filing of the registration statement on November 17, 1998.

The Registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter be effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. Informa-tion contained herein is subject to completion or amendment. These securities may not be sold nor may offers to buy be accepted prior to the time the regis-tration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration under the securities laws of any such State.
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++


Preliminary Prospectus
Issued March 3, 1999

                                   PROSPECTUS

                               20,000,000 Shares

                              New World Fund, Inc.
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

  New World Fund, Inc. is an open-end diversified management investment company with the objective of seeking long-term capital appreciation. The fund will invest primarily in stocks of companies with significant exposure to countries which have developing economies and/or markets.

  American Funds Distributors, Inc., as principal underwriter, has entered into agreements with a selected group of securities dealers to solicit subscriptions for shares of the fund during an offering period that will terminate on the settlement date, June 17, 1999. Purchases may not be made by exchanging shares of other funds in The American Funds Group.

  This Prospectus, which should be read and then retained for future reference, sets forth concisely the information an investor should know before investing.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                          Price to   Underwriting Proceeds to
                         Public/1/   Discount/1/    Fund/2/
-------------------------------------------------------------------------------

Maximum Offering/3/
   (20,000,000 Shares)  $500,000,000 $28,750,000  $471,250,000
-------------------------------------------------------------------------------
/1/ Assumes that the shares offered hereby are sold in transactions of less than $50,000 each. In larger transactions, the underwriting discount of 5.75% per share (6.10% of the net amount invested) and the offering price will be reduced, but the proceeds per share to the fund will be the same. See "Purchase and Exchange of Shares."
Per Share                  $25.00       $1.44        $23.56
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


/2/  Does not give effect to organizational and other expenses payable by the
     fund, estimated at $      .

/3/ The maximum offering refers to shares to be sold during the offering period that will be terminate on the settlement date, June 17, 1999. After that date additional shares may be sold pursuant to an indefinite share registration in limited circumstances as described herein.

                                 April  , 1999



New World Fund, Inc.
333 South Hope Street
Los Angeles, California 90071

TICKER SYMBOL:                  NEWSPAPER ABBREV.:                  FUND NO.: 36

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Risk/Return Summary                                                            2
 ................................................................................
Fees and Expenses of the Fund                                                  3
 ................................................................................
Investment Objectives, Strategies and Risks                                    4
 ................................................................................
Year 2000                                                                      6
 ................................................................................
Management and Organization                                                    6
 ................................................................................
Shareholder Information                                                        8
 ................................................................................
Purchase and Exchange of Shares                                                9
 ................................................................................
How to Sell Shares                                                            13
 ................................................................................
Distribution Arrangements                                                     14

--------------------------------------------------------------------------------

                                                  New World Fund / Prospectus  1



--------------------------------------------------------------------------------
RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries which have developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of high-yield, high-risk bonds, in these countries.

The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to economic, political and social events in the U.S. or abroad. In addition, the prices of equity securities will be affected by events specifically involving the companies whose securities are owned in the fund. The value of debt securities held by the fund may be affected by changing interest rates and credit ratings. High-yield, high-risk and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

Although all securities in the fund's portfolio, including U.S. securities, may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S., particularly in countries with developing economies or markets, may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time.


2  New World Fund / Prospectus



--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND

The following describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholders Fees
(fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                                     5.75%/1/
 ................................................................................
Maximum sales charge imposed on reinvested dividends                       0%
 ................................................................................
Maximum deferred sales charge                                              0%/2/
 ................................................................................
Redemption or exchange fees                                                0%

/1/  Sales charges are reduced or eliminated for larger purchases.

/2/ A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following any purchases you made without a sales charge.

Annual Fund Operating Expenses
(expenses that are deducted from the fund assets)
--------------------------------------------------------------------------------
Management Fees                                                             %
 ................................................................................
Service (12b-1) Fees                                                        %/1/
 ................................................................................
Other Expenses                                                              %/2/
 ................................................................................
Total Annual Fund Operating Expenses                                        %

/1/ 12b-1 expenses may not exceed 0.30% of the fund's average net assets annually.

/2/  Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
One year                                                                  $
 ................................................................................
Three years                                                               $
 ................................................................................

                                                  New World Fund / Prospectus  3



--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is long-term capital appreciation. The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of a company's assets or revenues (generally 20% or more) are attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in "qualified" countries which have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in debt securities of issuers, including issuers of high-yield, high-risk and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest, and/or capital gains. The fund's investment adviser, Capital Research and Management Company, will maintain an eligible list of qualified countries and securities in which the fund may invest.

The prices of equity securities will decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, these countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in

4  New World Fund / Prospectus



these countries may be more volatile and potentially less liquid than securities issued in countries with more developed economies or markets.

The value of debt securities held by the fund may be affected by factors such as changing interest rates, credit ratings, and effective maturities. For example, the value of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. In addition, the values of high-yield, high-risk and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

The fund may also hold cash or money market instruments of any issuer to any extent deemed appropriate. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective, but it also provides greater liquidity to meet redemptions or to make additional investments, and it would reduce the fund's exposure in the event of a market downturn.

The fund relies on the professional judgment of Capital Research and Management Company to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

                                                  New World Fund / Prospectus  5



--------------------------------------------------------------------------------
YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers -- including the investment adviser and its affiliates -- are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.
--------------------------------------------------------------------------------
MANAGEMENT AND ORGANIZATION

Investment Adviser

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The estimated total management fee to be paid by the fund, as a percentage of average net assets, is discussed earlier under "Fees and Expenses of the Fund."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

6  New World Fund / Prospectus




Multiple Portfolio Counselor System

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for New World Fund are listed below.



                                                                              Approximate
                                                                        Years of Experience as an
                                                                         Investment Professional
                                                                     (including the last five years)
                                                                     ...............................

                                                                     With Capital
   Portfolio                                Years of Experience      Research and
  Counselors                                as Portfolio Counselor    Management
 for New World                              for New World Fund       Company or
     Fund               Primary Title(s)      (approximate)          affiliates     Total Years
 ---------------------------------------------------------------------------------------------------

 David C. Barclay         of the fund.      Less than one year         11 years      17 years
                        Vice President,     (since the fund began
                        Capital Research    operations)
                        and Management
                        Company.
 ---------------------------------------------------------------------------------------------------
 Mark E. Denning          of the fund.      Less than one year         16 years      16 years
                        Director, Capital   (since the fund began
                        Research and        operations)
                        Management Company
 ---------------------------------------------------------------------------------------------------
 Alwyn Heong              of the fund.      Less than one year          7 years      11 years
                        Vice President,     (since the fund began
                        Capital Research    operations)
                         Company*
 ---------------------------------------------------------------------------------------------------
 Carl M. Kawaja           of the fund.      Less than one year          8 years      12 years
                        Vice President,     (since the fund began
                        Capital Research    operations)
                        Company*
 ---------------------------------------------------------------------------------------------------
 Robert W. Lovelace       of the fund.      Less than one year         13 years      13 years
                        Executive Vice      (since the fund began
                        President and       operations)
                        Director, Capital
                        Research Company*
 ---------------------------------------------------------------------------------------------------

     The fund began operations June 17, 1999.
 *   Company affiliated with Capital Research and Management Company.


                                                  New World Fund / Prospectus  7



--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

Shareholder Services

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                              [MAPS APPEARS HERE]
--------------------------------------------------------------------------------
               Call toll-free from anywhere in the U.S.
                            (8 a.m. to 8 p.m. ET):
                                 800/421-0180

Western            Western Central     Eastern Central         Eastern
Service Center     Service Center      Service Center          Service Center
American Funds     American Funds      American Funds          American Funds
Service Company    Service Company     Service Company         Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007           P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana   Norfolk, Virginia
92822-2205         78265-9522          46206-6007              23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620       Fax: 757/670-4773
--------------------------------------------------------------------------------

A complete description of the services we offer is described in the fund's statement of additional information. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

You may invest in the fund through various retirement plans. However, some re-tirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administration/trustee or dealer.

8   New World Fund / Prospectus



--------------------------------------------------------------------------------
PURCHASE AND EXCHANGE OF SHARES

Initial Offering

American Funds Distributors will serve as the principal underwriter for the fund's shares and will enter into agreements with a selected group of securi-ties dealers who will use their best efforts to solicit orders to purchase shares of the fund. Dealers may obtain non-binding indications of interest prior to actually confirming any orders. The termination date of the offering is June 17, 1999, the settlement date for subscriptions accepted during the of-fering. Any payments received by a dealer or by American Funds Distributors prior to the settlement date will be held in a non-interest bearing bank ac-count. Shares of the fund may be purchased only through those dealers that are registered, if required, in the state where the purchase is made.

A minimum purchase of 200 shares ($5,000 at the maximum offering price) is re-quired to invest in the fund during the offering, except that for retirement plans, such as IRAs, this minimum is reduced to 60 shares ($1,500 at the maxi-mum offering price). For Education IRAs the minimum is further reduced to 25 shares ($500 at the maximum offering price). The shares are offered at a maxi-mum offering price of $25.00 per share, which is equal to the net asset value per share plus a sales charge. The sales charge will be reduced for large pur-chases in the amount indicated below, but in all cases, the fund will receive the net asset value of $23.56 per share.

The table below shows the offering price, total per share sales charges (under-writing discounts) and dealer concessions connected with sales of various quan-tities of the fund's shares during the initial offering. Dealer concessions represent the amounts allowed to securities dealers.


                                         Underwriting Discount         Dealer Concession
                                   --------------------------------- ---------------------
                                              Approx. %   Approx. %             Approx. %
Amount of Purchase       Offering   Dollar   of Offering   of Net     Dollar   of Offering
at the Offering Price      Price    Amount      Price    Asset Value  Amount      Price
------------------------ --------- --------- ----------- ----------- --------- -----------

Less than $50,000.......    $25.00     $1.44      5.75%       6.10%      $1.44      5.75%
$50,000 but less than
 $100,000...............    $24.61     $1.11      4.50%       4.71%      $1.11      4.50%
$100,000 but less than
 $250,000...............    $24.35     $0.85      3.50%       3.63%      $0.85      3.50%
$250,000 but less than
 $500,000...............    $24.10     $0.60      2.50%       2.56%      $0.60      2.50%
$500,000 but less than
 $1 million.............    $23.98     $0.48      2.00%       2.04%      $0.48      2.00%
$1 million or more...... see below see below  see below   see below  see below  see below

                                                  New World Fund / Prospectus  9



Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% contingent deferred sales charge may be im-posed on certain redemptions by accounts that invest with no initial sales charge (other than employer-sponsored plans), if redemptions are made within one year of purchase. Up to 1% may be paid by the fund under its Plan of Dis-tribution and/or by American Funds Distributors to dealers on investments made with no initial sales charge.

The fund currently intends to pay a continuing service fee (not to exceed 0.25% annually) to dealers in order to promote selling efforts and to compensate them for providing certain services for their clients. Participating dealers may re-ceive up to the entire underwriting discount.

You may be entitled to a reduced sales charge and offering price on purchases in the offering as described below under "Reducing Your Sales Charge."

Additional Sales and Possible Future Offerings

Following the completion of the offering, the fund does not intend to make ad-ditional sales of its shares (except as described below) until after Septem-ber 15, 1999. The fund reserves the right after that date to make additional sales of its shares, either on a continuous basis or by periodic offerings of limited amounts of shares, although it is not obligated to do so. During the period prior to September 15, 1999, and for such time thereafter that it is not making a continuous offering of its shares, the fund intends to sell additional shares (in excess of the maximum initial offering of 20,000,000 shares), pursu-ant to its registration statement (including this prospectus) or amendments thereto, as follows: (i) of additional purchases ($50 minimum) by shareholders that purchased fund shares in the initial offering; (ii) for reinvestment of dividends and capital gain distributions paid by the fund (including reinvest-ment within 30 days of dividends or capital gain distributions that were paid in cash); (iii) in connection with the exercise of the reinstatement privilege by shareholders who redeemed fund shares; and (iv) in connection with retire-ment plans offered to employees of the investment adviser and its affiliates. Investments in such retirement plans, as well as reinvestment and reinstate-ment, will be at the next determined net asset value. The other sales will be at the net asset value next determined after receipt of the order plus a sales charge in accordance with the schedule set forth above.

Exchange

Shareholders of other funds in The American Funds Group may not exchange their shares for shares of the fund during the initial offering or in connection with the additional sales described above. Should the fund decide to make a continu-ous offering of shares in the future, you may exchange your shares into the fund or other funds in The American Funds Group, subject to the terms of the prospectuses of the funds involved, without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge

10   New World Fund / Prospectus



generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone . . ." for information regarding electronic exchanges.

The fund and American Funds Distributors, the fund's principal underwriter, re-serve the right to reject any purchase order for any reason. Although there is currently no specific limit on the number of exchanges you can make in a period of time, the fund and American Funds Distributors reserve the right to reject any purchase order and may terminate the exchange privilege of any investor whose pattern of exchange activity they have determined involves actual or po-tential harm to the fund.

Share Price

The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, mar-ket prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the securi-ty.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and ac-cepts your request. The offering price is the net asset value plus a sales charge, if applicable.

Sales Charge

Should limited amounts of shares be offered in the future, the fund intends to offer such shares first to its shareholders, prior to offering any shares to other prospective investors. In the event the fund should determine to make a continuous offering of shares in the future, it likely would adopt the sales charge schedule applicable to the other equity funds in The American Funds Group as set forth below.

                                       Sales Charge as a Percentage of
                                       ...............................

                                                        Net          Dealer Concession
                                       Offering        Amount             as % of
Investment                              Price         Invested       Offering Price
--------------------------------------------------------------------------------
Less than $50,000                       5.75%          6.10%          5.00%
 ................................................................................
$50,000 but less than $100,000          4.50%          4.71%          3.75%
 ................................................................................
$100,000 but less than $250,000         3.50%          3.63%          2.75%
 ................................................................................
$250,000 but less than $500,000         2.50%          2.56%          2.00%
 ................................................................................
$500,000 but less $1 million            2.00%          2.04%          1.60%

 ................................................................................
$1 million or more and certain
other investments described below      see below     see below       see below

                                                 New World Fund / Prospectus  11




Purchases Not Subject to Sales Charge

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% contingent deferred sales charge may be im-posed on certain redemptions by accounts that invest with no initial sales charge (other than employer-sponsored plans), if redemptions are made within one year of purchase. Up to 1% may be paid by the fund under its Plan of Dis-tribution and/or by American Funds Distributors to dealers on investments made with no initial sales charge.

Reducing Your Sales Charge

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any com-bination of the methods described in the statement of additional information and "Welcome to the Family."

Plan of Distribution

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of ex-penses are approved in advance by the fund's board of directors. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The estimated 12b-1 fee, as a percentage of average net assets, to be paid by the fund is indicated ear-lier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

Other Compensation to Dealers

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.


12   New World Fund / Prospectus



--------------------------------------------------------------------------------
HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

     Through Your Dealer (certain charges may apply)

     . Shares held for you in your dealer's name must be sold through the dealer.

     Writing to American Funds Service Company

     .    Requests must be signed by the registered shareholder(s)

     .    A signature guarantee is required if the redemption is:

          --   Over $50,000;

          --   Made payable to someone other than the registered shareholder(s);
               or

          -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

     . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 Telephoning or Faxing American Funds Service Company, or by using American FundsLine(R) or American FundsLine OnLine(R):

     . Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day

     .    Checks must be made payable to the registered shareholder

     . Checks must be mailed to an address of record that has been used with the account for at least 10 days

Transactions by Telephone, Fax, American FundsLine, or American FundsLine
OnLine

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your ac-count(s), you agree to hold the fund, American Funds Service Company, any

                                                 New World Fund / Prospectus  13



of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the in-structions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

--------------------------------------------------------------------------------
DISTRIBUTION ARRANGEMENTS

Dividends and Distributions

The fund intends to distribute dividends to you once each year, usually in December. Capital gains, if any, are usually distributed in December.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash.

Tax Consequences

Dividends and capital gains are generally taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Capital gains may be taxed at different rates depending on the length of time the fund holds its assets.

The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.

You must provide the fund with a certified correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the fund to withhold 30% of the applicable tax treaty rate from dividends paid to certain non-resident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

Please see the statement of additional information, "Welcome to the Family," and your tax adviser for further information.

14   New World Fund / Prospectus




--------------------------------------------------------------------------------
NOTES

                                                 New World Fund / Prospectus  15




--------------------------------------------------------------------------------
NOTES

16   New World Fund / Prospectus




--------------------------------------------------------------------------------
NOTES

                                                 New World Fund / Prospectus  17




  For Shareholder       For Retirement Plan           For Dealer
  Services              Services                      Services

  American Funds        Call your employer or         American Funds
  Service Company       plan administrator            Distributors
  800/421-0180                                        800/421-9900 ext. 11


                            For 24-hour Information

         American                           American
         FundsLine(R)                       FundsLine OnLine(R)
         800/325-3590                       http://www.americanfunds.com

  Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.
 -------------------------------------------------------------------------------
  Multiple Translations

  This prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.
 -------------------------------------------------------------------------------
  OTHER FUND INFORMATION

  Annual/Semi-Annual Report to Shareholders

  Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

  Statement of Additional Information (SAI)

  Contains more detailed information on all aspects of the fund, including the fund's financial statements.

  A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the Securities and Exchange Commission's Public Reference Room (1-800-SEC-0330) in Washington, D.C. or on its Internet Web site at http://www.sec.gov.

  Code of Ethics

  Includes a description of the fund's personal investing policy.

  To request a free copy of any of the documents above:

     Call American Funds     or        Write to the Secretary of the fund
     Service Company                   333 South Hope Street
     800/421-0180 ext. 1               Los Angeles, CA 90071

 Investment Company File No. 811-9105     [LOGO]  Printed on recycled paper

    >

   A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. Information contained herein is subject to completion or amendment. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration under the securities laws of any such State.

                              NEW WORLD FUND, INC.
                                    Part B
                       Statement of Additional Information
                                 APRIL __, 1999

This document is not a prospectus but should be read in conjunction with the current prospectus of New World Fund, Inc. (the fund or NWF) dated April __, 1999. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                              New World Fund, Inc.
                             Attention:  Secretary
                             333 South Hope Street
                             Los Angeles, CA  90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS

    Item                                                             Page No.
CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES                           2
DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES             2
INVESTMENT RESTRICTIONS                                                 7
FUND ORGANIZATION                                                       8
FUND DIRECTORS AND OFFICERS                                             9
MANAGEMENT                                                              10
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                              12
PURCHASE OF SHARES                                                      16
SELLING SHARES                                                          22
SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES                             24
EXECUTION OF PORTFOLIO TRANSACTIONS                                     26
GENERAL INFORMATION                                                     26
DESCRIPTION OF BOND RATINGS                                             28
FINANCIAL STATEMENTS                                                  ATTACHED



                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

EQUITY SECURITIES

- The fund will invest at least 35% of its assets in equity securities of companies primarily based in qualified countries which have developing economies and/or markets.

- The fund may invest the balance of its assets in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of its assets or revenues (generally 20% or more) are attributable to qualified countries.


DEBT SECURITIES


- The fund may invest up to 25% of its assets in debt securities of issuers, including government issuers, primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines has a significant portion of its assets or revenues (generally 20% or more) attributable to qualified countries. The fund will generally purchase debt securities consistent with its objective of long-term capital appreciation.

- The fund may invest up to 25% of its assets in debt securities rated Ba and BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under the "Risk/Return Summary" and "Investment Objective, Strategies and Risks."

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall market for these securities. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

DEBT SECURITIES -- Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

INVESTMENTS IN LOWER RATED BONDS -- The fund may invest up to 25% of it's assets in lower rated straight debt securities (securities rated Ba or below by Moody's and BB or below by S&P and commonly referred to as "high-yield, high-risk bonds" or "junk bonds") or in unrated securities that are determined to be of equivalent quality. High-yield, high-risk bonds carry a higher degree of investment risk and are considered speculative.

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- High-yield, high-risk bonds can be sensitive to adverse economic changes and political and corporate developments and may be less sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds.

PAYMENT EXPECTATIONS -- High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, if the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

Capital Research and Management Company attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

OTHER SECURITIES -- The fund may also invest in securities that have equity and debt characteristics. These securities may at times resemble equity more than debt and vice versa. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non- convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.

Bonds, preferred stocks, and other securities may sometimes be converted into common stock or other securities at a stated exchange ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the issuer's credit quality.

INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls, fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries.

Additional costs could be incurred in connection with the fund's investment activities outside the U.S. The fund may purchase and sell currencies to facilitate transactions in securities denominated in currencies other than the US. dollar. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

   CERTAIN RISK FACTORS RELATED TO DEVELOPING COUNTRIES

   CURRENCY FLUCTUATIONS - the fund's investments may be valued in currencies other than the U.S. dollar. Certain developing countries' currencies have and may in the future experience significant declines against the U.S. dollar. For example, should the U.S. dollar appreciate against foreign currencies, the value of the fund's securities holdings would generally depreciate and vice versa. Consistent with its investment objective, the fund can engage in certain currency transactions to hedge against currency fluctuations. SEE "Currency Transactions" below.

   GOVERNMENT REGULATION - the political, economic, and social structures of certain developing countries may be more volatile and less developed than those in the U.S. Certain developing countries lack uniform accounting, auditing, and financial reporting standards, have less governmental supervision of financial markets than in the U.S., do not honor legal rights enjoyed in the U.S. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

   Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the fund will only invest in markets where these restrictions are considered acceptable, new or additional repatriation restrictions might be imposed subsequent to the fund's investment. If such restrictions were imposed subsequent to the fund's investment in the securities of a particular country, the fund's response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund's liquidity needs and all other acceptable positive and negative factors. Further, some attractive equity securities may not be available to the fund because foreign shareholders hold the maximum amount permissible under current laws.

   While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases, include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund's investments.

   LESS DEVELOPED SECURITIES MARKETS - developing countries may have less well-developed securities markets and exchanges. They have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. This may make prompt liquidation of substantial portfolio holdings may be difficult or impossible at times.

   SETTLEMENT RISKS - Settlement systems in developing countries are generally less well organized in developed markets. Supervisory authorities may also be unable to apply standards which are comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment shall be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by a broker or bank (the "counterparty") through whom the transaction is effected might result in a loss being suffered by the fund. The fund will seek where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

   INVESTOR INFORMATION - the fund may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund's investment adviser will seek alternative sources of information, and to the extent the investment adviser may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

   TAXATION - taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high.
In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

   LITIGATION - the fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

   FRAUDULENT SECURITIES - securities purchased by the fund may subsequently be found to be fraudulent or counterfeit and as a consequence the fund could suffer a loss.

   LOAN PARTICIPATIONS - the fund may invest, subject to its overall limitation on debt securities, in loan participations, typically made by a syndicate of banks to governmental or corporate borrowers for a variety of purposes. The underlying loans to developing market governmental borrowers may be in default and may be subject to restructuring under the Brady Plan. The underlying loans may be secured or unsecured, and will vary in term and legal structure. When purchasing such instruments the fund may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower. Investment in loan participations present the possibility that in the U.S., the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations are generally not rated by major rating agencies, may not be protected by securities laws, and are often considered to be illiquid.

CASH AND CASH EQUIVALENTS -- These securities include (1) commercial paper (short-term notes up to 9 months in maturity issued by corporations or governmental bodies), (2) commercial bank obligations (E.G., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and saving bank obligations (E.G., certificates of deposit issued by savings banks or savings associations), (4) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (5) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

CURRENCY TRANSACTIONS -- The fund has the ability to enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of a currency against the U.S. dollar. The fund will segregate liquid assets, which will be marked to market daily, to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the fund.

RESTRICTED SECURITIES AND LIQUIDITY -- The fund may purchase securities subject to restrictions on resale. All such securities not actively traded outside the U.S. will be considered illiquid unless they have been specifically determined to be liquid under procedures which may be adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities

                            INVESTMENT RESTRICTIONS

The fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the Investment Company Act of 1940 (the 1940 Act) as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy or
(ii) more than 50% of the outstanding voting securities. Investment limitations expressed in the following restrictions are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. These restrictions provide that:

1. The fund may not borrow money or securities, except for temporary or emergency purposes in an amount not exceeding 33$% of its total assets.

2. The fund may not make loans, if, as a result, more than 33$% of its total assets would be lent to other parties (this limitation does not apply to purchases of debt securities, repurchase agreements or loans of portfolio securities).

3. The fund may not invest 25% or more of its assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities).

4. The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, such as real estate investment trusts).

5. The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

6. The fund may not engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933.

7. The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

The fund has also adopted the following investment restrictions which may be changed without shareholder approval:

1. The fund may not with respect to 75% of its total assets, invest more than 5% of its assets in securities of any one issuer or acquire more than 10% of the voting securities of any one issuer. These limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

2. The fund may not invest more than 15% of its total assets in securities which are not readily marketable.

3. The fund may not purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, and provided that the fund may make margin payments in connection with purchases or sales of futures contracts or of options on futures contracts.

4. The fund may not engage in short sales except to the extent it owns or has the right to obtain securities equivalent in kind and amount to those sold short.

5. The fund will not invest in other companies for the purpose of exercising control or management.

                               FUND ORGANIZATION

   The fund is an open-end, diversified management investment company. It was organized as a Maryland Corporation on November 16, 1998.

All fund operations are supervised by the fund's board of directors. The board meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors and Director Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


                          FUND DIRECTORS AND OFFICERS
                      DIRECTORS AND DIRECTOR COMPENSATION

NAME, ADDRESS       POSITION         PRINCIPAL           AGGREGATE               TOTAL                   TOTAL
AND AGE             WITH             OCCUPATION(S)       COMPENSATION            COMPENSATION            NUMBER
                    REGISTRANT       DURING PAST 5       (INCLUDING              (INCLUDING              OF
                                     YEARS               VOLUNTARILY             VOLUNTARILY             FUND
                                                         DEFERRED                DEFERRED                BOARDS
                                                         COMPENSATION/1/)        COMPENSATION/1/)        ON
                                                         FROM THE FUND           FROM ALL FUNDS          WHICH
                                                         DURING FISCAL           MANAGED BY              DIRECTOR
                                                         YEAR ENDED              CAPITAL RESEARCH        SERVES
                                                         10/31/__                AND MANAGEMENT          /3/
                                                                                 COMPANY OR ITS
                                                                                 AFFILIATES/2/
                                                                                 FOR THE YEAR
                                                                                 ENDED __/__/__

XXX                 Director                             $_____                  $_____
Age: __


+ Directors who are considered "interested persons" of the fund as defined in the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

++ Directors who may be deemed "interested persons" of the fund as defined in the 1940 Act due to membership on the board of directors of the parent company of a registered broker-dealer.

1 Amounts may be deferred by eligible directors under a non-qualified deferred compensation plan adopted by the fund in 19__. Deferred amounts accumulate at an earnings rate determined by the total return of one or more of the funds in The American Funds Group as designated by the director.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America. Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization.

3 Includes funds managed by Capital Research and Management Company and affiliates.

4 _____, _____ and _____ are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.


                                    OFFICERS

NAME AND ADDRESS         AGE       POSITION(S)       PRINCIPAL OCCUPATION(S)
                                   HELD WITH         DURING PAST 5 YEARS
                                   REGISTRANT        (POSITIONS WITHIN THE
                                                     ORGANIZATIONS MAY HAVE
                                                     CHANGED DURING THIS
                                                     PERIOD)




 All of the officers listed are officers or employees of the Investment Adviser or affiliated companies. No compensation is paid by the fund to any director or officer who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays fees of $_____ per annum to directors who are not affiliated with the Investment Adviser, plus $_____ for each Board of Directors meeting attended ($_____ for each meeting attended in conjunction with meetings with the Advisory Board), plus $_____ for each meeting attended as a member of a committee of the Board of Directors. No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

The Investment Adviser is responsible for managing more than $200 billion of stocks, bonds and money market instruments and serves over eight million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the Agreement) between the fund and the Investment Adviser is dated _____. The Agreement will continue in effect until ____, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors of the fund, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, provides suitable office space and utilities, necessary office equipment and general purpose forms and supplies used at the office of the fund, and will pay the travel expenses of directors incurred in connection with attendance at meetings of those Boards. The fund will pay all expenses not expressly assumed by the Investment Adviser, including, but not limited to, fees and expenses of the transfer agent, dividend disbursing agent, legal counsel and independent public accountants and custodian, including charges of such custodian for the preparation and maintenance of the books of account and records of the fund, cost of designing, printing and mailing reports, prospectuses, proxy statements and notices to shareholders; fees and expenses of registration, qualification and issuance of fund shares; expenses pursuant to the fund's Plan of Distribution (described below); association dues; interest; taxes; and compensation of Directors who are not affiliated persons of the Investment Adviser.

The Investment Adviser has agreed that in the event the expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under Rule 12b-1 and extraordinary expenses such as litigation and acquisitions) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or regulations, will reimburse the fund in the amount of such excess.

As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of
_________________________.

PRINCIPAL UNDERWRITER -- American Funds Distributors, Inc. (the Principal Underwriter) is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the Plan), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers.

As required by rule 12b-1 and the 1940 Act, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Directors, and separately by a majority of the Directors who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The Officers and Directors who are interested persons of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not interested persons of the fund are committed to the discretion of the Directors who are not interested persons during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Directors.

Under the Plan the fund may expend up to 0.30% of its net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan, any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees or a community foundation).

Commissions on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

The fund intends to meet all the requirements, and has elected the tax status of a "regulated investment company," under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the Code). Under Subchapter M, if the fund distributes within specified times at least 90% of the sum of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses) and its tax-exempt interest, if any, it will be taxed only on that portion of such investment company taxable income that it retains.

To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the gains or sale or other disposition of stock or securities held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities (but such other securities must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gains (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax for the year. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

The amount of any realized gain or loss on closing out a futures contract such as a forward commitment for the purchase or sale of foreign currency will generally result in a realized capital gain or loss for tax purposes. Futures contracts held by the fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales and sixty percent (60%) of any net realized gain or loss from any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Currency transactions that are not subject to Section 1256 of the Code may be subject to Section 988 of the Code, in which case the 60%/40% long-term/short-term capital gain or loss rule of Section 1256 would not apply. Rather, each Section 988 foreign currency gain or loss would generally be computed separately and treated as ordinary income or loss. The fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

The fund also intends to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes.

Dividends generally are taxable to shareholders at the time they are paid.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

The fund may be required to pay withholding and other taxes imposed by foreign countries generally at rates from 10% to 40% which would reduce the fund's investment income. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% in value of the fund's total assets at the close of its taxable year consists of securities of foreign issuers, the fund will be eligible to file elections with the Internal Revenue Service pursuant to which shareholders of the fund will be required to include their respective pro rata portions of such withholding taxes in their federal income tax returns as gross income, treat such amounts as foreign taxes paid by them, and deduct such amounts in computing their taxable incomes or, alternatively, use them as foreign tax credits against their federal income taxes. In any year the fund makes such an election, shareholders will be notified as to the amount of foreign withholding and other taxes paid by the fund.

Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, non-U.S. corporation, or non-U.S. partnership (a non-U.S. shareholder) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply. However, if the distribution is effectively connected with the conduct of the non-U.S. shareholder's trade or business within the U.S., the distribution would be included in the net income of the shareholder and subject to U.S. income tax at the applicable marginal rate. Distributions of net long-term capital gains are not subject to tax withholding, but in the case of a non-U.S. shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than one year is 20%; and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of tax liability of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000. Naturally, the amount of tax payable by a shareholder with respect to either distributions from the fund or disposition of fund shares will be affected by a combination of tax law rules covering, e.g., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an IRA each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

The foregoing is limited to a summary of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and capital gain distributions may also be subject to state or local taxes. Investors should consult their own tax advisers with specific reference to their own tax situations.

                               PURCHASE OF SHARES

METHOD          INITIAL INVESTMENT           ADDITIONAL INVESTMENTS

                See "Investment              $50 minimum (except where a
                Minimums and Fund            lower minimum is noted under
                Numbers" for initial         "Investment Minimums and Fund
                investment minimums.         Numbers").

By              Visit any investment         Mail directly to your
contacting      dealer who is                investment dealer's address
your            registered in the            printed on your account
investment      state where the              statement.
dealer          purchase is made and
                who has a sales
                agreement with
                American Funds
                Distributors.

By mail         Make your check              Fill out the account
                payable to the fund          additions form at the bottom
                and mail to the              of a recent account
                address indicated on         statement, make your check
                the account                  payable to the fund, write
                application.  Please         your account number on your
                indicate an                  check, and mail the check and
                investment dealer on         form in the envelope provided
                the account                  with your account statement.
                application.

By              Please contact your          Complete the "Investments by
telephone       investment dealer to         Phone" section on the account
                open account, then           application or American
                follow the procedures        FundsLink Authorization Form.
                for additional               Once you establish the
                investments.                 privilege, you, your
                                             financial advisor or any
                                             person with your account
                                             information can call American
                                             FundsLine(r) and make
                                             investments by telephone
                                             (subject to conditions noted
                                             in "Telephone Purchases,
                                             Redemptions and Exchanges"
                                             below).

By              Please contact your          Complete the American
computer        investment dealer to         FundsLink Authorization Form.
                open account, then           Once you establish the
                follow the procedures        privilege, you, your
                for additional               financial advisor or any
                investments.                 person with your account
                                             information may access
                                             American FundsLine OnLine(r)
                                             on the Internet and make
                                             investments by computer
                                             (subject to conditions noted
                                             in "Telephone and Computer
                                             Purchases, Redemptions and
                                             Exchanges" below).

By wire         Call 800/421-0180 to         Your bank should wire your
                obtain your account          additional investments in the
                number(s), if                same manner as described
                necessary.  Please           under "Initial Investment."
                indicate an
                investment dealer on
                the account.
                Instruct your bank to
                wire funds to:
                Wells Fargo Bank
                155 Fifth Street
                Sixth Floor
                San Francisco, CA
                94106
                (ABA #121000248)
                For credit to the
                account of:
                American Funds
                Service Company a/c
                #4600-076178
                (fund name)
                (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
REJECT ANY PURCHASE ORDER.


INVESTMENT MINIMUMS AND FUND NUMBERS -- Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(r) (see description below):

                                             MINIMUM                 FUND
FUND                                         INITIAL                 NUMBER
                                             INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(r)                                $1,000                  02

American Balanced Fund(r)                    500                     11

American Mutual Fund(r)                      250                     03

Capital Income Builder(r)                    1,000                   12

Capital World Growth and Income              1,000                   33
Fund(sm)

New World Fund(sm)                           1,000                   36

EuroPacific Growth Fund(r)                   250                     16

Fundamental Investors(sm)                    250                     10

The Growth Fund of America(r)                1,000                   05

The Income Fund of America(r)                1,000                   06

The Investment Company of America(r)         250                     04

The New Economy Fund(r)                      1,000                   14

New Perspective Fund(r)                      250                     07

New World Fund(sm)                           1,000                   36

SMALLCAP World Fund(r)                       1,000                   35

Washington Mutual Investors Fund(sm)         250                     01

BOND FUNDS

American High-Income Municipal Bond          1,000                   40
Fund(r)

American High-Income Trust(sm)               1,000                   21

The Bond Fund of America(sm)                 1,000                   08

Capital World Bond Fund(r)                   1,000                   31

Intermediate Bond Fund of                    1,000                   23
America(sm)

Limited Term Tax-Exempt Bond Fund of         1,000                   43
America(sm)

The Tax-Exempt Bond Fund of                  1,000                   19
America(r)

The Tax-Exempt Fund of                       1,000                   20
California(r)*

The Tax-Exempt Fund of Maryland(r)*          1,000                   24

The Tax-Exempt Fund of Virginia(r)*          1,000                   25

U.S. Government Securities Fund(sm)          1,000                   22

MONEY MARKET FUNDS

The Cash Management Trust of                 2,500                   09
America(r)

The Tax-Exempt Money Fund of                 2,500                   39
America(sm)

The U.S. Treasury Money Fund of              2,500                   49
America(sm)

___________
*Available only in certain states.



For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

SALES CHARGES -- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                   DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND
FUNDS

Less than $50,000                6.10%            5.75%            5.00%

$50,000 but less than$100,000    4.71             4.50             3.75

BOND FUNDS

Less than $25,000                4.99             4.75             4.00

$25,000 but less than            4.71             4.50             3.75
$50,000

$50,000 but less than            4.17             4.00             3.25
$100,000

STOCK, STOCK/BOND, AND
BOND FUNDS

$100,000 but less than           3.63             3.50             2.75
$250,000

$250,000 but less than           2.56             2.50             2.00
$500,000

$500,000 but less than           2.04             2.00             1.60
$1,000,000

$1,000,000 or more               none             none             (see below)


PURCHASES NOT SUBJECT TO SALES CHARGES - Investment of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A contingent deferred sales charge may be imposed on certain redemptions by these accounts made within one year of purchases. Investments by retirement plans, foundations or endowments with $50 million or more in assets, and employer-sponsored defined contribution-type plans with 100 or more eligible employees made with no sales charge and are not subject to a contingent deferred sales charge.

In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:

(1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

(5) insurance company separate accounts;

(6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS - Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $50 million or more: _______________________.

   OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

REDUCING YOUR SALES CHARGE - You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

STATEMENT OF INTENTION -- You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.
Existing holdings eligible for rights of accumulation (see the account application) may be credited toward satisfying the Statement. During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

AGGREGATION -- Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES -- You may combine purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

RIGHT OF ACCUMULATION -- You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Direct purchases of the money market funds are excluded.

PRICE OF SHARES -- Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or American Funds Service Company, an investment dealer must be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicated prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the normal close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined, as follows:

1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Debt securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;

2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Directors.

                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. You may sell (redeem) shares in your account in any of the following ways:

THROUGH YOUR DEALER (certain charges may apply)

- Shares held for you in your dealer's street name must be sold through the dealer.

WRITING TO AMERICAN FUNDS SERVICE COMPANY

- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:

-- Over $50,000;
-- Made payable to someone other than the registered shareholder(s); or -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.
Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.

- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.
- You must include any shares you wish to sell that are in certificate form.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(R)

- Redemptions by telephone or fax (including American FundsLine(r) and American FundsLine OnLine(R)) are limited to $50,000 per shareholder each day.
- Checks must be made payable to the registered shareholder(s).
- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

MONEY MARKET FUNDS

- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.
- You may establish check writing privileges (use the money market funds application).

-- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge of 1% applies to certain redemptions from funds other than the money market funds made within twelve months of purchase on investments of $1 million or more (other than redemptions by employer-sponsored retirement plans). The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; and for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN -- The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or the closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the paying fund) into any other fund in The American Funds Group (the receiving fund) subject to the following conditions:
(i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, to automatically redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

EXCHANGE PRIVILEGE -- You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(r) or American FundsLine OnLine(r) (see "American FundsLine(r) and American FundsLine OnLine(r)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES -- You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS -- Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(r) -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(r) or American FundsLine OnLine(r). To use this service, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(r) and American FundsLine OnLine(r) are subject to the conditions noted above and in "Shareholder Account Services and Privileges -- Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares -- Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE AND COMPUTER REDEMPTIONS AND EXCHANGES -- By using the telephone or computer (including American FundsLine(r) or American FundsLine OnLine(r)), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

REDEMPTION OF SHARES - The fund's Articles of Incorporation permits the fund to direct the Transfer Agent to redeem your shares for their then current net asset value per share if at such time you own of record, shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt. Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account. The shareholder will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research, statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. Non-U.S. securities may be held by the Custodian pursuant to subcustodial arrangements in non-U.S. banks or foreign branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions.

INDEPENDENT ACCOUNTANTS -- __________, has served as the fund's independent accountants since the fund's inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of __________ given on the authority of said firm as experts in auditing and accounting.

SHAREHOLDER VOTING RIGHTS -- The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. Accordingly, the directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any director when requested in writing to do so by the record holders of at least 10% of the outstanding shares. Shareholders have one vote per share owned.

REPORTS TO SHAREHOLDERS -- The fund's fiscal year ends on October 31. Shareholders are provided at least semi-annually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, __________, whose selection is determined annually by the Board of Directors. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of shareholder reports. To receive additional copies of a report shareholders should contact the Transfer Agent.

YEAR 2000 -- The fund and its shareholders depend on the proper functioning of computer systems maintained by the Investment Adviser and its affiliates and other key service providers. Many computer systems in use today will require reprogramming or replacement prior to the year 2000 because of the way they store dates and make date-related calculations. The fund understands that these service providers are taking steps to address the "Year 2000 problem". However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund. In addition, the fund's investments could be adversely affected by the Year 2000 problem. For example, the markets for securities in which the fund invests could experience settlement problems and liquidity issues. Corporate and governmental data processing errors may cause losses for individual companies and overall economic uncertainties. Earnings of individual issuers are likely to be affected by the costs of addressing the problem, which may be substantial and may be reported inconsistently.

PERSONAL INVESTING POLICY -- Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

The fund may refer to results and surveys compiled by organizations such as CDA Investment Technologies, Ibbottson Associates, Lipper Analytical Services, Morningstar, Inc. and Wiesenberger Investment Companies Services and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers or periodicals, including BARRONS, FORBES, FORTUNE, INSTITUTIONAL INVESTOR, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEY, U.S. NEWS AND WORLD REPORT and THE WALL STREET JOURNAL.

EXPERIENCE OF INVESTMENT ADVISER - The Investment Adviser manages nine growth and growth-income funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1969 (138 in all), those funds have had better total returns than their comparable Lipper indexes in 128 of 138 periods.

Note that past results are not an indication of future investment results and that the fund has different investment policies from other funds managed by Capital Research and Management Company. Reference to the other common stock funds is made solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

                          DESCRIPTION OF BOND RATINGS
                           Corporate Debt Securities

MOODY'S INVESTORS SERVICE, INC. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C" according to quality.

"AAA -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"AA -- High quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

"A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"BAA -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and , in fact, have speculative characteristics as well."

"BA -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

"B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

"CAA -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

"CA -- Speculative in a high degree; often in default or have other marked shortcomings."

"C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

STANDARD & POOR'S CORPORATION rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality.

"AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong."

"AA -- High grade. Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

"A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

"BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

"BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"C-1 -- Reserved for income bonds on which no interest is being paid."

"D -- In default and payment of interest and/or repayment of principal is in arrears."

                               OTHER INFORMATION

Item 23. Exhibits.

  a. Articles of Incorporation of Registrant
  b. By-Laws of Registrant
  c. Share Certificate -- to be provided by amendment
  d. Form of Investment Advisory and Service Agreement between the Registrant and Capital Research and Management Company -- to be provided by amendment
  e. Form of Principal Underwriting Agreement -- to be provided by amendment
  f. None
  g. Form of Custodian Agreement -- to be provided by amendment
  h. None
  i. Legal Opinion -- to be provided by amendment
  j. None
  k. None
  l. None
  m. Form of Plan of Distribution adopted by the Registrant pursuant to rule 12b-1 under the 1940 Act -- to be provided by amendment
  n. None
  o. None

Item 24. Persons Controlled by or under Common Control with the Fund

 None.

Item 25. Indemnification.

  Registrant, upon the effective date of this Registration Statement, will become a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which will insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (I) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (I) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (I), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

  Article VIII (h) of the Articles of Incorporation of New World Fund, Inc. (the "Fund" or the "Corporation") provides that "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of this Charter of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

  The Fund will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") Releases No. 7221 (June 9,
1972) and No. 11330 (September 4, 1980). In addition, indemnification by the Corporation shall be consistent with the requirements of rule 484 under the Securities Act of 1933. Furthermore, the Fund undertakes to the staff of the Securities and Exchange Commission that the Fund's indemnification provisions quoted above prohibit indemnification for liabilities arising under the Securities Act of 1933 and the 1940 Act.

Item 26. Business and Other Connections of the Investment Adviser.

  None.

Item 27. Principal Underwriters.

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Capital World Bond Fund, Capital World Growth and Income Fund, Inc., New World Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)       (1)                                (2)                                             (3)

         NAME AND PRINCIPAL                 POSITIONS AND OFFICES               POSITIONS AND OFFICES
         BUSINESS ADDRESS                   WITH UNDERWRITER                    WITH REGISTRANT



         David L. Abzug                     Regional Vice President             None

         27304 Park Vista Road
         Agoura Hills, CA 91301



         John A. Agar                       Vice President                      None
         1501 N. University Drive,
         Suite 227A
         Little Rock, AR 72207



         Robert B. Aprison                  Regional Vice President             None
         2983 Bryn Wood Drive
         Madison, WI  53711



L        William W. Bagnard                 Vice President                      None



         Steven L. Barnes                   Vice President                      None

         5400 Mt. Meeker Road,
         Suite 1
         Minneapolis, MN 55438





B        Carl R. Bauer                      Assistant Vice President            None



         Michelle A. Bergeron                Senior Vice President              None
         4160 Gateswalk Drive
         Smyrna, GA  30080



         Joseph T. Blair                    Senior Vice President               None
         27 Drumlin Road
         West Simsbury, CT  06092



         John A. Blanchard                  Vice President                      None
         6421 Aberdeen Road
         Mission Hills, KS 66208



         Ian B. Bodell                      Senior Vice President               None

         P.O. Box 1665
         Brentwood, TN  37024-1665



         Michael L. Brethower               Senior Vice President               None

         2320 North Austin Avenue
         Georgetown, TX  78626



         C. Alan Brown                      Regional Vice President             None

         4129 Laclede Avenue
         St. Louis, MO  63108



B        J. Peter Burns                     Vice President                      None



         Brian C. Casey                     Regional Vice President             None

         9508 Cable Drive
         Bethesda, MD 20817



         Victor C. Cassato                  Senior Vice President                None
         609 W. Littleton Blvd., Suite 310
         Littleton, CO  80120



         Christopher J. Cassin              Senior Vice President               None
         111 W. Chicago Avenue,
         Suite G3
         Hinsdale, IL 60521



         Denise M. Cassin                    Vice President                     None
         1301 Stoney Creek Drive
         San Ramon CA 94538



L        Larry P. Clemmensen                Director                            None



L        Kevin G. Clifford                  Director, President and
                                            Co-Chief Executive Officer          None



         Ruth M. Collier                    Senior Vice President               None
         145 West 67th St. Ste. 12K
         New York, NY  10023



S        David Coolbaugh                    Assistant Vice President            None



         Thomas E. Cournoyer                Vice President                      None
         2333 Granada Boulevard
         Coral Gables, FL  33134



         Douglas A. Critchell               Senior Vice President               None

         4116 Woodbine St.
         Chevy Chase, MD 20815



L        Carl D. Cutting                    Vice President                      None



         Daniel J. Delianedis               Regional Vice President             None
         8689 Braxton Drive
         Eden Prairie, MN 55347



         Michael A. Dilella                 Vice President                      None
         P.O. Box 661
         Ramsey, NJ  07446



         G. Michael Dill                    Senior Vice President                None
         505 E. Main Street
         Jenks, OK  74037



         Kirk D. Dodge                      Senior Vice President               None

         633 Menlo Avenue, Suite 210

         Menlo Park, CA 94025



         Peter J. Doran                     Senior Vice President               None
         1205 Franklin Avenue
         Garden City, NY  11530



L        Michael J. Downer                  Secretary                           None



         Robert W. Durbin                   Vice President                      None
         74 Sunny Lane
         Tiffin, OH  44883



I        Lloyd G. Edwards                   Senior Vice President               None



L        Paul H. Fieberg                    Senior Vice President               None



         John Fodor                          Vice President                     None
         15 Latisquama Road
         Southborough, MA 01772



         Clyde E. Gardner                   Senior Vice President               None
         Route 2, Box 3162
         Osage Beach, MO  65065



B        Evelyn K. Glassford                Vice President                      None



         Jeffrey J. Greiner                 Vice President                      None

         12210 Taylor Road
         Plain City, OH 43064



L        Paul G. Haaga, Jr.                 Director                            None



B        Mariellen Hamann                   Assistant Vice President            None



         David E. Harper                    Senior Vice President               None
         R.D. 1, Box 210, Rte 519
         Frenchtown, NJ  08825



         Ronald R. Hulsey                   Vice President                      None
         6744 Avalon
         Dallas, TX  75214



         Robert S. Irish                    Regional Vice President             None
         1225 Vista Del Mar Drive
         Delray Beach, FL 33843



L        Robert L. Johansen                 Vice President, Controller          None

         Michael J. Johnston                Director                            None
         630 Fifth Ave., 36th Floor
         New York, NY 10111-0121



B        Damien M. Jordan                   Vice President                      None



         Arthur J. Levine                   Vice President                      None
         12558 Highlands Place
         Fishers, IN  46038



B        Karl A. Lewis                      Assistant Vice President            None



         T. Blake Liberty                   Regional Vice President             None
         5506 East Mineral Lane
         Littleton, CO 80122



         Mark J. Lien                       Regional Vice President             None
         5570 Beechwood Terrace
         West Des Moines, IA 50266



L        Lorin E. Liesy                     Assistant Vice President            None

L        Susan G. Lindgren                  Vice President - Institutional      None
                                            Investment Services Division



LW       Robert W. Lovelace                 Director                            None



         Stephen A. Malbasa                 Vice President                      None
         13405 Lake Shore Blvd.
         Cleveland, OH  44110



         Steven M. Markel                   Senior Vice President               None
         5241 South Race Street
         Littleton, CO  90121



L        John C. Massar                     Senior Vice President               None



L        E. Lee McClennahan                 Senior Vice President               None



L        Jamie R. McCrary                   Assistant Vice President            None



S        John V. McLaughlin                 Senior Vice President               None



         Terry W. McNabb                    Vice President                      None
         2002 Barrett Station Road
         St. Louis, MO  63131



L        R. William Melinat                 Vice President - Institutional      None
                                            Investment Services Division



         David R. Murray                    Regional Vice President             None

         60 Briant Drive
         Sudbury, MA 01776



         Stephen S. Nelson                  Vice President                      None
         P.O. Box 470528
         Charlotte, NC  28247-0528



         William E. Noe                     Regional Vice President             None
         304 River Oaks Road
         Brentwood, TN 37027



         Peter A. Nyhus                     Vice President                      None
         3084 Wilds Ridge Court
         Prior Lake, MN 55372



         Eric P. Olson                      Vice President                      None
         62 Park Drive
         Glenview, IL 60025



         Fredric Phillips                   Senior Vice President               None

         175 Highland Avenue,
         4th Floor
         Needham, MA 02194



B        Candance Pilgram                   Assistant Vice President            None

         Carl S. Platou                     Vice President                      None
         4021 96th Avenue, SE
         Mercer Island, WA 98040

L        John O. Post, Jr.                  Vice President                      None



S        Richard P. Prior                   Assistant Vice President            None



         Steven J. Reitman                  Senior Vice President               None
         212 The Lane
         Hinsdale, IL 60521



         Brian A. Roberts                   Vice President                      None

         11404 Foxhaven Drive
         Charlotte, NC  28277



         George S. Ross                     Senior Vice President               None
         55 Madison Avenue
         Morristown, NJ  07962



L        Julie D. Roth                      Vice President                      None



L        James F. Rothenberg                Director                            None

         Douglas F. Rowe                    Vice President                      None

         30008 Oakland Hills Drive
         Georgetown, TX 78628



         Christopher Rowey                  Regional Vice President             None
         9417 Beverlywood Street
         Los Angeles, CA 90034



         Dean B. Rydquist                   Senior Vice President               None
         1080 Bay Pointe Crossing
         Alpharetta, GA 30005



         Richard R. Samson                  Senior Vice President               None
         4604 Glencoe Avenue, No. 4
         Marina del Rey, CA  90292



         Joe D. Scarpitti                   Vice President                      None
         31465 St. Andrews
         Westlake, OH 44145



L        R. Michael Shanahan                Director                            None



         David W. Short                     Director, Chairman of the           None
         1000 RIDC Plaza, Ste 212           Board
         Pittsburgh, PA  15238              and Co-Chief Executive Officer



         William P. Simon, Jr.              Senior Vice President               None

         912 Castlehill Lane
         Devon, PA 91333



L        John C. Smith                      Vice President - Institutional      None
                                            Investment Services Division



L        Mary E. Smith                      Vice President - Institutional      None
                                            Investment Services Division

         Rodney G. Smith                    Vice President                      None

         100 N. Central Expressway,
         Suite 1214
         Richardson, TX  75080

         Anthony L. Soave                   Regional Vice President             None
         8831 Morning Mist Drive
         Clarkston, MI 48348

         Nicholas D. Spadaccini             Regional Vice President             None
         855 Markley Woods Way
         Cincinnati, OH 45230

L        Kristen J. Spazafumo               Assistant Vice President            None



         Daniel S. Spradling                Senior Vice President               None

         1400 Southdown Road
         Hillsborough, CA 94010



B        Max D. Stites                      Vice President                      None



         Thomas A. Stout                    Regional Vice President             None

         3919 Whooping Crane Circle
         Virginia Beach, VA  23455



         Craig R. Strauser                  Vice President                      None
         3 Dover Way
         Lake Oswego, OR 97034



         Francis N. Strazzeri               Senior Vice President               None
         31641 Saddletree Drive
         Westlake Village, CA 91361



L        Drey W. Taylor                     Assistant Vice President            None



S        James P. Toomey                    Vice President                      None



I        Christopher E. Trede               Vice President                      None



         George F. Truesdail                Vice President                      None
         400 Abbotsford Court
         Charlotte, NC  28270



         Scott W. Ursin-Smith               Vice President                      None
         60 Reedland Woods Way
         Tiburon, CA 94920



         John David Viale                   Regional Vice President             None



         Thomas E. Warren                   Regional Vice President             None

         119 Faubel Street
         Sarasota, FL 34242



L        J. Kelly Webb                      Sr. Vice President, Treasurer       None



         Gregory J. Weimer                  Regional Vice President             None

         206 Hardwood Drive
         Venetia, PA  15367



B        Timothy W. Weiss                   Director                             None



         George J. Wenzel                   Regional Vice President             None
         3406 Shakespeare Drive
         Troy, MI 48084

B        Laura L. Wimberly                  Vice President                      None



H        Marshall D. Wingo                  Senior Vice President               None



L        Robert L. Winston                  Director, Senior Vice               None
                                            President



         William Yost                       Vice President                      None
         9320 Overlook Trail
         Eden Prairie, MN  55347



         Janet M. Young                     Regional Vice President             None
         1616 Vermont
         Houston, TX  77006



         Scott D. Zambon                    Regional Vice President             None

         2887 Player Lane
         Tustin Ranch, CA 92782


_______________________
L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  928621
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78230
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN  46240

 (c)  None.

Item 28. Location of Accounts and Records.

  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821, and/or the offices of the Registrant, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105.

  Registrant's records covering shareholder accounts are maintained and kept by the fund's transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

  Registrant's records covering portfolio transactions are maintained and kept by the fund's custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

Item 29. Management Services.

  None.

Item 30. Undertakings.

  None.

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Los Angeles, and State of California on the 3rd day of March, 1999.

        NEW WORLD FUND, INC.

ATTEST:

/s/ Michael J. Downer                   /s/ Michele Y. Yang
Michael J. Downer, Director             Michele Y. Yang, Director

 Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on March 3, 1999 by the following persons in the capacities indicated.

Signature                                  Title

/s/ Michael J. Downer
Michael J. Downer                          Director
/s/ Kristine M. Nishiyama
/s/ Patrick F. Quan
Patrick F. Quan                            Director
/s/ Michele Y. Yang
Michele Y. Yang                            Director